ORGANIZATION AND NATURE OF BUSINESS (Details Textual)	12 Months Ended
Jun. 30, 2014
Entity Incorporation, State Country Name	New York
Foreign Owned Enterprise Investment Percentage Description	The Companys subsidiary in China, Trans Pacific Shipping Limited (Trans Pacific Beijing), a wholly owned foreign enterprise, invested in one 90%-owned subsidiary, Trans Pacific Logistics Shanghai Limited (Trans Pacific Shanghai. Trans Pacific Beijing and Trans Pacific Shanghai are referred to collectively as Trans Pacific).